Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Raw material reserves	$ 12,508	$ 10,694
Production supplies	41,114	31,007
Products-in-progress reserves	527,118	487,830
Finished product reserves	603,036	563,497
Total	$ 1,183,776	$ 1,093,028